Interest expense and finance costs (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Interest Expense And Finance Costs [Line Items]
Interest incurred	$ 6,297,729	$ 5,621,251	$ 12,740,501	$ 10,730,988
Amortization of deferred finance charges	507,505	603,949	1,022,393	1,196,203
Write-off of deferred finance fees in relation to refinancing	0	414,897	0	414,897
Interest expense and finance costs	$ 6,805,234	$ 6,640,097	$ 13,762,894	$ 12,342,088